Subsequent Event (Details Textual) - Subsequent Event [Member] $ / shares in Units, $ in Thousands					1 Months Ended
	Feb. 16, 2016	Jan. 22, 2016	Jan. 21, 2016	Jan. 20, 2016 USD ($) $ / shares	Jan. 31, 2016
Subsequent Event [Line Items]
Subsequent Event, Date	Feb. 16, 2016	Jan. 22, 2016	Jan. 21, 2016	Jan. 20, 2016
Subsequent Event, Description	the Company terminated its engagement with Joseph Gunnar Co., LLC with respect to their involvement in the public offering mentioned above.	The Company common stock began trading on the OTCQB on a post-reverse split basis on January 22, 2016.	the Company filed a Certificate of Amendment to its Amended and Restated Certificate of Incorporation with the Secretary of State of the State of Delaware to effect a 1-for-1,250 reverse split of the Company outstanding shares of common stock. The reverse split became effective at 9:01 a.m. on January 22, 2016.The information with respect to common stock for the years ended December 31, 2015 and 2014 have been retroactively restated to give effect to the 1-for-1,250 reverse split.	the Company held its Special Meeting of Stockholders (the Special Meeting). At the Special Meeting, the Company stockholders voted on (i) an amendment to our Amended and Restated Certificate of Incorporation to effect a reverse stock split of our outstanding shares of common stock in a range of not less than 1-for-750 and not more than 1-for-1,250, (ii) amendments to each of the certificate of designation for each series of our preferred stock to, among other things, (a) automatically convert the respective series of our preferred stock into shares of common stock upon the closing of a firm-commitment underwritten public offering of shares our common stock at a price per share of not less than $4.00 which provides at least $8 million in gross proceeds to the Company and (b) reduce the conversion price of the respective series of our preferred stock, and (iii) a Second Amended and Restated Certificate of Incorporation which will integrate the then-in-effect provisions of our Amended and Restated Certificate of Incorporation and further amend those provisions by, among other things, decreasing our authorized common stock and preferred stock.
Stockholders' Equity, Reverse Stock Split					On January 21, 2016, iSign Solutions Inc (the Company or iSign) filed a Certificate of Amendment to its Amended and Restated Certificate of Incorporation (the Certificate of Amendment) with the Secretary of State of the State of Delaware to effect a 1-for-1,250 reverse split of the Company outstanding shares of common stock. The reverse split became effective at 9:01 a.m. on January 22, 2016. The information with respect to common stock for the years ended December 31, 2015 and 2014 have been retroactively restated to give effect to the 1-for-1,250 reverse split.
Stockholders' Equity Note, Stock Split, Conversion Ratio			1,250		1
CUSIP number		46436A203
Minimum [Member]
Subsequent Event [Line Items]
Stockholders' Equity, Reverse Stock Split				1-for-750
Gross proceeds to the Company from the projected IPO sale, minimum amount | $				$ 8,000
Price per share, minimum, of the projected IPO sale | $ / shares				$ 4
Maximum [Member]
Subsequent Event [Line Items]
Stockholders' Equity, Reverse Stock Split				1-for-1250